Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Rate Reconciliation

Federal income tax expense differs from the statutory federal rates of 21% for the years ended December 31, 2022 and 2021 due to the following:

Rate Reconciliation	December 31, 2022		December 31, 2021

Provision/(Benefit) at Statutory Rate	$(2,770,944)	21.00%	$(557,193)	21.00%
State Tax Provision/(Benefit) net of federal benefit	(309,886)	2.35%	(94,610)	3.72%
Permanent Book/Tax Differences	10,621	(0.08)%	10,791	(0.04)%
Change in valuation allowance	2,751,592	(20.85)%	969,497	(36.54)%
Other	318,617	(2.42)%	(326,385)	12.30%
Income Tax Provision/(Benefit)	-	-	2,100	0.07%

Schedule of Deferred Income Tax Asset

The components of the net deferred tax asset at December 31, 2022 and 2021, are as follows:

	December 31, 2022	December 31, 2021
Deferred Tax Assets
Business Interest Limitation	$627,930	$713,822
Fixed Assets	140,494	(437,993)
Stock based compensation	1,017,629	817,012
Net Operating loss carryovers	2,089,409	741,742
Non-Capital Losses	365,053	-
Other	46,385	(299,273)
Net Deferred Tax Asset/(Liability)	4,286,900	1,535,310
Valuation Allowance	(4,286,900)	(1,535,310)
Net Deferred Tax Asset/(Liability)	$-	$-